Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

9. LEASES

Right-of-Use Assets

The Company’s leases certain assets under lease agreements.

	Office	Laboratory
	Equipment	Equipment	Vehicle	Office	Total
Cost
Balance at December 31, 2023	$28,429	$94,062	$169,115	$1,664,637	$1,956,243
Additions	-	37,007	-	63,571	100,578
Effects of currency translation	(839)	(2,958)	(4,994)	(49,468)	(58,259)
Balance at June 30, 2024	$27,590	$128,111	$164,121	$1,678,740	$1,998,562

Accumulated amortization
Balance at December 31, 2023	$17,927	$37,485	$74,724	$493,937	$624,073
Amortization	5,099	9,912	26,061	119,728	160,800
Effects of currency translation	(554)	(1,156)	(2,334)	(15,167)	(19,211)
Balance at June 30, 2024	$22,472	$46,241	$98,451	$598,498	$765,662
Net book value
December 31, 2023	$10,502	$56,577	$94,391	$1,170,700	$1,332,170
June 30, 2024	$5,118	$81,870	$65,670	$1,080,242	$1,232,900

As of June 30, 2024 and December 31, 2023, management assessed that there were no events or changes in circumstances that would require impairment testing of our right of use assets.

The carrying amount of the right-of-use assets is amortized on a straight-line basis over the life of the leases, which at June 30, 2024, had an average expected life of 4.50 years.

Lease Liabilities

The Company’s lease liabilities consist of office and laboratory equipment and office space. The present value of future lease payments were measured using an weighted average incremental borrowing rate of 9.80% per annum as of June 30, 2024.

Total
Balance at December 31, 2023	$1,454,186
Additions	100,578
Interest expenses(*)	67,876
Lease payments (*)	(214,180)
Effects of currency translation	(42,724)
Balance at June 30, 2024	$1,365,736

Lease liabilities	June 30, 2024
Current portion	$319,573
Long-term portion	1,046,163
Total lease liabilities	$1,365,736

(*)	Payment of lease obligation under financing activities is $146,304, excluding interest expense.